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                     PROSPECTUS SUPPLEMENT -- MAY 14, 2010*

Fund (prospectus date)                                                           Form #
RiverSource Balanced Fund (11/27/09)                                             S-6326-99 AE


Effective May 26, 2010, the description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and compensation -- Investment Manager" is superseded and replaced as follows:

Portfolio Managers. The Fund is allocated among equity and fixed income asset classes. The portfolio managers responsible for the day-to-day management of the equity portion of the Fund are:

Steve Schroll, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 1998 as a Senior Security Analyst.

- Senior Equity Analyst, Piper Jaffray, 1988 to 1998; Equity Analyst, First Asset Management, 1985 to 1988; Equity Analyst, Dain Rauscher, 1981 to 1985.

- Began investment career in 1981.

- MBA, University of Minnesota.

Laton Spahr, CFA, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 2001 as a Security Analyst.

- Sector Analyst, Holland Capital Management, 2000 to 2001; Statistical Research Intern, Friess Associates, 1998 to 1999.

- Began investment career in 1998.

- MS, University of Wisconsin, Applied Security Analysis Program.

Paul Stocking, Portfolio Manager

- Managed the Fund since 2008.

- Joined the investment manager in 1995 as a Senior Equity Analyst.

- Vice President, JP Morgan Securities, 1987 to 1995; Investment Banking.

- Began investment career in 1987.

- MBA, University of Chicago.

The portfolio managers responsible for the day-to-day management of the fixed income portion of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

- Managed the Fund since May 2010.

- Senior Vice President and Head of Fixed Income.

- Joined the investment manager in 1986.

- Began investment career in 1989.

- BA, Lake Forest College.

Tom Murphy, CFA, Portfolio Manager

- Managed the Fund since 2003.

- Sector Leader of the investment grade credit sector team.

- Joined the investment manager in 2002.

- Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002, and various positions at Zurich Scudder from 1992 to 2002.

- Began investment career in 1986.

- MBA, University of Michigan.


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S-6326-8 A (5/10)
* Valid until next update.